Property, plant and equipment, net (Tables)	12 Months Ended
Dec. 31, 2021
Property, plant and equipment, net
Disclosure of detailed information about property, plant and equipment [text block]

	2021		2020	2019

Acquisition cost	Ps.	1,231,794	905,840	305,874
Accumulated depreciation		(162,302)	(114,713)	(98,524)

	Ps.	1,069,492	791,127	207,350

Schedule of property, plant and equipment, net acquisition cost

	As of				As of
	January 01,				December 31,
Acquisition cost:	2019		Additions	Disposals	2019

Land	Ps.	—	47,124	—	47,124
Molds		37,515	3,754	—	41,269
Vehicles		1,602	—	—	1,602
Computers and equipment		59,640	7,183	—	66,823
Leasehold improvements		24,492	5,390	—	29,882
Construction in progress		—	119,174	—	119,174

	Ps.	123,249	182,625	—	305,874

	As of				As of
	December 31,				January 03,
Acquisition cost:	2019		Additions	Disposals	2021

Land	Ps.	47,124	2,132	—	49,256
Molds		41,269	85,049	(22)	126,296
Vehicles		1,602	28,740	(17,235)	13,107
Computers and equipment		66,823	3,273	(2,056)	68,040
Leasehold improvements		29,882	4,426	—	34,308
Buildings		—	326,644	—	326,644
Construction in progress		119,174	169,015	—	288,189

	Ps.	305,874	619,279	(19,313)	905,840

	As of						As of
	January 03,		Acquisition of				December 31,
Acquisition cost:	2021		subsidiaries	Additions	Disposals	Transferred	2021

Land	Ps.	49,256	—	—	—	—	49,256
Molds		126,296	—	82,457	(2,334)	63,729	270,148
Vehicles		13,107	—	6,046	(1,439)	—	17,714
Computers and equipment		68,040	13,473	709	(19,764)	18,521	80,979
Leasehold improvements		34,308	539	119	(831)	3,980	38,115
Buildings		326,644	—	—	—	351,654	678,298
Construction in progress		288,189	—	246,979	—	(437,884)	97,284

	Ps.	905,840	14,012	336,310	(24,368)	—	1,231,794

Schedule of property, plant and equipment accumulated depreciation

	As of				As of
	January 01,		Depreciation		December 31,
Accumulated depreciation:	2019		Additions	Disposals	2019

Molds	Ps.	(22,963)	(2,685)	—	(25,648)
Vehicles		(1,446)	(59)	—	(1,505)
Computers and equipment		(36,500)	(11,503)	—	(48,003)
Leasehold improvements		(19,368)	(4,000)	—	(23,368)

	Ps.	(80,277)	(18,247)	—	(98,524)

	As of				As of
	December 31,		Depreciation		January 03,
Accumulated depreciation:	2019		Additions	Disposals	2021

Molds	Ps.	(25,648)	(3,636)	—	(29,284)
Vehicles		(1,505)	(633)	—	(2,138)
Computers and equipment		(48,003)	(9,837)	1,043	(56,797)
Leasehold improvements		(23,368)	(1,856)	—	(25,224)
Buildings		—	(1,270)	—	(1,270)

	Ps.	(98,524)	(17,232)	1,043	(114,713)

	As of				As of
	January 03,		Depreciation		December 31,
Accumulated depreciation:	2021		expense	Disposals	2021

Molds	Ps.	(29,284)	(20,236)	759	(48,761)
Vehicles		(2,138)	(3,162)	17	(5,283)
Computers and equipment		(56,797)	(9,374)	11,983	(54,188)
Leasehold improvements		(25,224)	(4,915)	203	(29,936)
Buildings		(1,270)	(22,864)	—	(24,134)

	Ps.	(114,713)	(60,551)	12,962	(162,302)